Trade and other receivables and deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$

Trade receivables	38,665	43,449
Less: allowance for expected credit losses	(4,503)	(4,357)

Total trade receivables	34,162	39,092

Other receivables and deposits
Prepayments	142,513	24,992
Deposits	5,520	18,654
Goods and services tax (“GST”) receivables	39,581	23,716
Other receivables	-	20,593

Total other receivables and deposits	187,614	87,955

Total trade and other receivables and deposits	221,776	127,047

	2024	2023
	S$	S$

Trade receivables	43,449	253,461
Less: allowance for expected credit losses	(4,357)	(26,049)

Total trade receivables	39,092	227,412

Other receivables
Prepayments	24,992	32,944
Deposits	18,654	63,066
Goods and services tax (“GST”) receivables	23,716	69,795
Other receivables	20,593	45,230

Total other receivables	87,955	211,035

Total trade and other receivables	127,047	438,447

Schedule of loss allowance
Schedule of credit risk

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
June 30, 2025
Current (not past due)	0%	545	-
1-30 days past due	0%	3,536	-
31-60 days past due	0%	5,789	-
61-90 days past due	0%	303	-
More than 90 days past due	16%	28,492	4,503

		38,665	4,503

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	24%	18,514	4,357

		43,449	4,357

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2024
Current (not past due)	0%	8,277	-
1-30 days past due	0%	15,834	-
31-60 days past due	0%	824	-
More than 90 days past due	63%	18,514	4,357

		43,449	4,357

	Expected	Gross
	loss	carrying	Loss
	rate	amount	allowance
	%	S$	S$
December 31, 2023
Current (not past due)	0%	183,404	-
1-30 days past due	0%	33,045	-
31-60 days past due	0%	6,818	-
61-90 days past due	0%	585	-
More than 90 days past due	63%	41,540	26,049

		265,392	26,049